                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-1424
      --------------------------------------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         -----------------

Date of reporting period:   10/31/03
                         -----------------

                                                        AIM CORE STRATEGIES FUND
                                Annual Report to Shareholders o October 31, 2003





                                 [COVER IMAGE]





YOUR GOALS. OUR SOLUTIONS.              [AIM INVESTMENTS LOGO APPEARS HERE]
   --Servicemark--                              --Servicemark--

================================================================================
AIM CORE STRATEGIES FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:


o Unless otherwise stated, information      o The fund may participate in the          o Industry classifications used in this
presented is as of 10/31/03 and is          initial public offering (IPO) market in    report are generally according to the
based on total net assets.                  some market cycles. Because of the         Global Industry Classification Standard,
                                            fund's small asset base, any investment    which was developed by and is the
o AIM Core Strategies Fund's performance    the fund may make in IPOs may              exclusive property and a service mark of
figures are historical, and they reflect    significantly affect the fund's total      Morgan Stanley Capital International
fund expenses, the reinvestment of          return. As the fund's assets grow, the     Inc. and Standard & Poor's.
distributions, and changes in net asset     impact of IPO investments will decline,
value.                                      which may reduce the effect of IPO         o A direct investment cannot be made in
                                            investments on the fund's total return.    an index. Unless otherwise indicated,
o When sales charges are included in                                                   index results include reinvested
performance figures, Class A share          o The fund's investment return and         dividends, and they do not reflect sales
performance reflects the maximum 5.50%      principal value will fluctuate, so an      charges. Performance of an index of
sales charge, and Class B and Class C       investor's shares, when redeemed, may be   funds reflects fund expenses;
share performance reflects the              worth more or less than their original     performance of a market index does not.
applicable contingent deferred sales        cost.
charge (CDSC) for the period involved.                                                 A description of the policies and
The CDSC on Class B shares declines from    o The unmanaged Standard & Poor's          procedures that the fund uses to
5% beginning at the time of purchase to     Composite Index of 500 Stocks (the S&P     determine how to vote proxies relating
0% at the beginning of the seventh year.    500(R)) is an index of common stocks       to portfolio securities is available
The CDSC on Class C shares is 1% for the    frequently used as a general measure of    without charge, upon request, by calling
first year after purchase. The              U.S. stock market performance.             800-959-4246, or on the AIM Web site,
performance of the fund's share classes                                                AIMinvestments.com.
will differ due to different sales          o The unmanaged Lipper Large-Cap Core
charge structures and class expenses.       Fund Index represents an average of the
                                            performance of the 30 largest
o Had the advisor and distributor not       large-capitalization core equity funds
waived fees and/or reimbursed expenses,     tracked by Lipper, Inc., an independent
returns would have been lower.              mutual fund performance monitor.




=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders
                                                                or to persons who have received a current prospectus of
=====================================================           the fund.

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN          new policies and strengthened existing ones--to
                    THE AIM FAMILY OF FUNDS             discourage harmful short-term trading. These steps
                    --Registered Trademark--:           include:

[PHOTO OF           As you may be aware, there has         o      Strengthening daily monitoring of trading
ROBERT H.           been a great deal of media                    activities.
GRAHAM]             coverage recently about the
                    mutual fund industry and               o      Imposing redemption fees on additional
ROBERT H. GRAHAM    allegations of improper                       funds we believe may be vulnerable to
                    activities by certain                         harmful short-term trading activity.
[PHOTO OF           individuals and companies. As
MARK H.             part of these widespread               o      Implementing an enhanced exchange policy
WILLIAMSON]         investigations, INVESCO Funds                 (effective on or about March 1, 2004)
                    Group (IFG), the former                       designed to limit exchanges between
MARK H. WILLIAMSON  adviser to certain INVESCO                    funds.
                    Funds, was recently named as a
defendant in separate civil enforcement actions by         o      Employing an enhanced fair value pricing
the U.S. Securities and Exchange Commission (SEC),                policy on certain foreign securities as
the Office of the New York Attorney General and                   well as certain illiquid securities.
the State of Colorado over an issue known as
"market timing." A number of private class or                   None of these tools alone, nor all of
derivative actions also were filed in the wake          them taken together, eliminate the possibility of
of the regulators' actions.                             short-term trading strategies that may be
                                                        detrimental to a fund. Moreover, each of these
         Investors are understandably concerned         tools involves judgments that are inherently
and frustrated about these reports, and we would        subjective. We have always sought and continue to
like to take this opportunity to assure you that,       seek to make these judgments to the best of our
based on an investigation conducted by an outside       abilities and in a manner that we believe is
firm, IFG and its parent company, AMVESCAP PLC,         consistent with the best interests of our fund
believe that these civil actions are without            shareholders. And we remain committed to being as
merit. IFG is contesting the charges.                   vigilant as possible in the future to identify and
                                                        address any harmful market timing investors who
         We encourage you to continue to monitor        have the potential to harm our long-term fund
this situation, particularly as IFG has the             shareholders.
opportunity to address the allegations that have
been made. Current information will be posted on                We sincerely hope these developments and
our Web site at AIMinvestments.com. We will             the media coverage surrounding them do not result
continue to communicate to you on our Web site          in you or other shareholders losing confidence in
about our finding, and the actions we are taking        AIM or INVESCO Funds. Amidst this storm of
to protect and promote the interests of our             controversy in the mutual fund industry, we
shareholders. The independent trustees of the           believe we can find encouragement in the
funds are receiving regular reports from their          recovering economy and rising equity markets. As
independent counsel and outside counsel hired by        we write this letter, for instance, the S&P 500
AMVESCAP PLC, the parent of AIM and IFG, to             --Registered Trademark-- Index is up approximately
perform an ongoing investigation of market timing.      23% year-to-date. Although past performance is
                                                        no guarantee of future results, there appear to
A COMPLEX ISSUE                                         be indicators that the economy and stock markets
                                                        are showing signs of welcomed improvement. We
Market timing is an investment technique not            encourage you to read the enclosed discussion of your
defined in any regulation that involves frequent        fund's performance during this past reporting period.
short-term trading of mutual fund shares,
sometimes with a goal to exploit inefficiencies in      OUR UNWAVERING COMMITMENT
the way mutual funds price their shares. We
recognize that fund management companies have           At AIM Investments, we have never wavered in our
tried to deal with this complex issue in various        commitment to helping you build solutions for your
ways and believe that industry-wide guidance is in      financial goals. Our company was founded on a core
order. To that end, we welcome SEC Chairman             principle of integrity, and we have always worked
William Donaldson's pledge to adopt new rules           hard to earn the trust of our shareholders. We are
designed to curb market timing abuses.                  committed to doing all we can to maintain your
Comprehensive rulemaking is necessary and is the        trust and confidence.
best way to establish new industry
responsibilities designed to protect shareholders.               Thank you for your continued
We support practical rule changes and structural        participation in AIM Investments. Please call your
modifications that are fair, enforceable and, most      financial advisor or one of our Client Service
importantly, beneficial for investors.                  representatives at 800-959-4246 if you have any
                                                        further questions or concerns about your AIM
         AIM Investments has policies in place          Investments account.
designed to identify, prevent and eliminate
harmful trading or other activities deemed to be        Sincerely,
detrimental to the funds. We have also recently
taken additional steps--implemented                     /s/ ROBERT H. GRAHAM            /s/ MARK H. WILLIAMSON
                                                        Robert H. Graham                Mark H. Williamson
                                                        Chairman and President          President and CEO
                                                        The AIM Family of Funds         AIM Investments
                                                        --Registered Trademark--

                                                        December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


                                                                                       revenues and earnings. We also seek to
                                                                                       mitigate risk by applying our own
                                                                                       fundamental research and insights as
MARKET CONDITIONS IMPROVE IN FUND'S SECOND YEAR                                        well as a proprietary quantitative model
                                                                                       that incorporates numerous earnings
This report covers the fiscal year ended        For most of the fiscal year, the       growth and valuation factors. We choose
October 31, 2003. Class A shares of AIM     Federal Reserve Board (the Fed) kept the   each stock individually, and we also
Core Strategies Fund returned 15.95% at     short-term federal funds rate at 1.25%.    examine the portfolio as a whole to
net asset value for the year. This can      On June 25, 2003, it lowered that rate     ensure that in building the composite we
be compared to the 16.86% return of the     to 1.00%, its lowest level since 1958.     have not introduced a risk factor such
Lipper Large-Cap Core Fund Index, an        The Fed said it favored a more expansive   as over-exposure to one sector.
index of funds with a similar investment    monetary policy because the economy had
style investing primarily in stocks of      not yet exhibited sustainable growth. By   ========================================
the same market capitalization.             October, the Fed reported that the pace             WE ARE PLEASED TO BE
                                            of economic expansion had picked up,
MARKET CONDITIONS                           consumer spending had generally                  ABLE TO REPORT POSITIVE,
                                            strengthened, and residential real
Gross domestic product (GDP) growth         estate was strong. However, commercial           DOUBLE-DIGIT RETURNS FOR
improved over the reporting period. The     real estate was sluggish, and labor
annualized GDP growth for both the last     markets remained weak.                               THE FISCAL YEAR.
quarter of 2002 and the first quarter of                                               ========================================
2003 was 1.4%. For second-quarter 2003,         The job market was comparatively
it was 3.3%, annualized. On November 25,    weak throughout the period, with the           On October 31, 2003, the fund was
2003, after the close of the reporting      U.S. unemployment rate measuring 6.0%      invested in all 10 sectors of the S&P
period, the preliminary estimate for        for the last two months of 2002,           500 Index. Our largest sector weightings
third-quarter GDP growth was announced      reaching a high for the reporting period   were in financials, information
as 8.2%, annualized.                        of 6.4% in June, and declining in August   technology, and health care. Both
                                            and October to end the period at 6.0%.     financials and information technology
    The S&P 500 Index, frequently cited                                                were strong contributors to the fund's
as a measure of the performance of the      YOUR FUND                                  return. Stocks in the consumer
U.S. stock market in general, returned                                                 discretionary sector also made a
20.79% for the year ended October 31,       We endeavor to choose the stocks of        positive contribution. Health care
2003. All sectors of the S&P 500            companies which we believe have sound      stocks detracted from the fund's
recorded gains for the year.                financial health and the potential for     performance; this year, the sector was
                                            above-average growth in                    among the weakest-performing sectors in
                                                                                       the S&P 500. The


PORTFOLIO COMPOSITION BY MARKET CAPITALIZATION
Based On Total Equity Holdings

    [PIE CHART]

Mid-Cap Stocks    13%

Small-Cap Stocks  8%

Large-Cap Stocks  79%



=========================================================================================
FUND VS. INDEXES                                TOTAL NUMBER OF HOLDINGS              135
Total returns 10/31/02-10/31/03,
excluding sales charges                         TOTAL NET ASSETS            $0.93 million

Class A Shares                      15.95%

Class B Shares                      15.95

Class C Shares                      15.95

S&P 500 Index (Broad Market
and Style-Specific Index)           20.79

Lipper Large-Cap Core Fund
Index (Peer Group Index)            16.86
Source: Lipper, Inc.
=========================================================================================

stocks in the fund's portfolio in the       insurance groups. Though a market                        Duy Nguyen
utilities, materials, and consumer          leader, its profits have not met           [PHOTO OF     Duy Nguyen, Chartered
staples sectors underperformed their        analysts' expectations, and its share      DUY NGUYEN]   Financial Analyst,
counterparts in their respective sectors    price has suffered. PBG is the world's                   is the portfolio
in the S&P 500.                             largest manufacturer and distributor of                  manager of AIM Core
                                            Pepsi-Cola beverages, accounting for                     Strategies Fund.
    We focus on market leaders. This        about 40% of PepsiCo's global beverage
emphasis gives the fund a long-term         sales. In March 2003, PBG reduced its          Mr. Nguyen joined AIM in May 2000.
investment perspective, which sometimes     first-quarter earnings forecast because    Prior to joining AIM, he served as
results in long holding periods. Seven      of poor weather on the East Coast,         assistant vice president and
of the top-10 holdings that were listed     generally sluggish soft drink sales, and   quantitative equity analyst for Van
in the fund's annual report dated           rising energy costs. S&P analysts then     Kampen American Capital, as well as vice
October 31, 2002, were still among the      downgraded the stock's ranking,            president and director of quantitative
top-10 holdings at fiscal-year-end 2003.    resulting in a one-day price drop of       services of FactSet Research Systems,
                                            18%. We have reduced the fund's holdings   Inc. Mr. Nguyen earned a B.B.A. at The
    Technology-sector companies Cisco       in AIG, and the fund no longer owns        University of Texas.
and Intel were two important                shares in PBG.
contributors to the fund's return this                                                 Assisted by the Mid/Large Cap Core Team.
year. Both Cisco and Intel far exceeded     IN CLOSING
the returns of the technology sector.
Cisco, the dominant provider of             We are encouraged by the most recent
equipment that powers the Internet and      earnings reports and some of the
connects networks, posted an 89%            economic news of late. We are pleased to
increase in one-year net income growth      be able to report positive, double-digit
as of its fiscal year-end in July 2003.     returns for the fiscal year. We believe
Intel, the world's largest maker of         that market volatility will continue to
semiconductors, reported earnings of        be a factor and that complete recovery
$1.7 billion, or 25 cents per share for     may be slow. However, we also believe
the quarter ended September 30, 2003.       that the inclusion of a
This compared to $686 million, or 10        sector-diversified, actively managed
cents per share, for the same quarter of    fund investing in market-leading
the previous year.                          companies can be an important part of an
                                            investor's portfolio.
    Fund holdings that lagged the market
during the period included American
International Group (AIG) and Pepsi               See important fund and index
Bottling Group (PBG). AIG is one of the          disclosures inside front cover.
world's largest

                                   [GRAPHIC]

                                               For More Information Visit

                                                       AIMinvestments.com


==================================================================================================================
TOP 10 EQUITY HOLDINGS                                          TOP 10 INDUSTRIES

  1. Intel Corp.                              3.3%                1. Pharmaceuticals                          7.9%

  2. Citigroup Inc.                           3.1                 2. Diversified Banks                        5.6

  3. General Electric Co.                     3.0                 3. Systems Software                         5.1

  4. Microsoft Corp.                          3.0                 4. Semiconductors                           4.3

  5. Johnson & Johnson                        2.6                 5. Consumer Finance                         3.8

  6. Exxon Mobil Corp.                        2.6                 6. Computer Hardware                        3.8

  7. Wal-Mart Stores, Inc.                    2.6                 7. Industrial Conglomerates                 3.7

  8. Dell Inc.                                2.5                 8. Other Diversified Financial Services     3.1

  9. Pfizer Inc.                              2.2                 9. Integrated Oil & Gas                     3.1

 10. Cisco Systems, Inc.                      2.1                10. Thrifts & Mortgage Finance               2.8

    The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

==================================================================================================================

FUND PERFORMANCE


                                 [MOUNTAIN CHART]


RESULTS OF A $10,000 INVESTMENT
12/31/01-10/31/03



     DATE            AIM CORE          AIM CORE       AIM CORE
                 STRATEGIES FUND   STRATEGIES FUND  STRATEGIES FUND     S&P 500
                  CLASS A SHARES    CLASS B SHARES  CLASS C SHARES       INDEX
 12/31/2001           $9450           $10000          $10000            $10000
    1/31/02            9299             9840            9840              9854
    2/28/02            9091             9620            9620              9664
    3/31/02            9411             9959            9959             10028
    4/30/02            8948             9469            9469              9420
    5/31/02            8882             9399            9399              9351
    6/30/02            8306             8789            8789              8685
    7/31/02            7767             8220            8220              8008
    8/31/02            7786             8239            8239              8061
    9/30/02            7059             7470            7470              7185
   10/31/02            7550             7990            7990              7817
   11/30/02            7787             8240            8240              8277
   12/31/02            7379             7808            7808              7791
    1/31/03            7215             7635            7635              7587
    2/28/03            7109             7522            7522              7473
    3/31/03            7185             7604            7604              7545
    4/30/03            7647             8093            8093              8167
    5/31/03            8032             8500            8500              8597
    6/30/03            8090             8561            8561              8706
    7/31/03            8196             8673            8673              8860
    8/31/03            8330             8815            8815              9032
    9/30/03            8282             8764            8764              8937
   10/31/03           $8756           $ 8900          $ 9264            $ 9442      Source: Lipper, Inc.


Your fund's total return includes sales charges, expenses and management fees. Results for B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or on sale of fund shares. Performance of the index does not reflect the effects of taxes.

===============================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                Past performance cannot guarantee         AVERAGE ANNUAL TOTAL RETURNS
As of 10/31/03, including sales charges     comparable future results. DUE TO         As of 9/30/03, including sales charges
                                            SIGNIFICANT MARKET VOLATILITY, RESULTS
CLASS A SHARES                              OF AN INVESTMENT MADE TODAY MAY DIFFER    CLASS A SHARES
Inception (12/31/01)              -6.99%    SUBSTANTIALLY FROM THE HISTORICAL         Inception (12/31/01)             -10.21 %
1 Year                             9.51     PERFORMANCE SHOWN. CALL YOUR FINANCIAL    1 Year                            10.95
                                            ADVISOR FOR MORE CURRENT PERFORMANCE.
CLASS B SHARES                                                                        CLASS B SHARES
Inception (12/31/01)              -6.16     In addition to fund returns as of the     Inception (12/31/01)              -9.36
1 Year                            10.95     close of the fiscal year, industry        1 Year                            12.34
                                            regulations require us to provide
CLASS C SHARES                              average annual total returns (including   CLASS C SHARES
Inception (12/31/01)              -4.08     sales charges) for periods ended          Inception (12/31/01)              -7.26
1 Year                            14.95     9/30/03, the most recent calendar         1 Year                            16.34
                                            quarter-end, which were as follows.
===============================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.80%

AEROSPACE & DEFENSE-2.47%

General Dynamics Corp.                            60    $  5,022
----------------------------------------------------------------
Rockwell Collins, Inc.                           220       6,039
----------------------------------------------------------------
United Technologies Corp.                        140      11,857
================================================================
                                                          22,918
================================================================

APPAREL RETAIL-0.60%

Foot Locker, Inc.                                150       2,685
----------------------------------------------------------------
Gap, Inc. (The)                                  150       2,862
================================================================
                                                           5,547
================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.88%

Carter's, Inc.(a)                                200       5,600
----------------------------------------------------------------
Liz Claiborne, Inc.                               70       2,582
================================================================
                                                           8,182
================================================================

APPLICATION SOFTWARE-0.45%

Amdocs Ltd. (United Kingdom)(a)                  120       2,575
----------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             60       1,630
================================================================
                                                           4,205
================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.29%

National Financial Partners Corp.(a)             100       2,710
================================================================

AUTO PARTS & EQUIPMENT-1.39%

Autoliv, Inc.                                    180       5,962
----------------------------------------------------------------
Lear Corp.(a)                                     30       1,743
----------------------------------------------------------------
LKQ Corp.(a)                                     300       5,190
================================================================
                                                          12,895
================================================================

BIOTECHNOLOGY-1.60%

Amgen Inc.(a)                                    150       9,264
----------------------------------------------------------------
Gilead Sciences, Inc.(a)                          20       1,092
----------------------------------------------------------------
Invitrogen Corp.(a)                               70       4,451
================================================================
                                                          14,807
================================================================

BUILDING PRODUCTS-0.83%

Masco Corp.                                      280       7,700
================================================================

CASINOS & GAMING-0.29%

GTECH Holdings Corp.                              60       2,681
================================================================

COMMUNICATIONS EQUIPMENT-2.49%

Cisco Systems, Inc.(a)                           940      19,721
----------------------------------------------------------------
QLogic Corp.(a)                                   60       3,363
================================================================
                                                          23,084
================================================================

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE

COMPUTER & ELECTRONICS RETAIL-0.82%

Best Buy Co., Inc.                               100    $  5,831
----------------------------------------------------------------
RadioShack Corp.                                  60       1,799
================================================================
                                                           7,630
================================================================

COMPUTER HARDWARE-3.77%

Dell Inc.(a)                                     640      23,117
----------------------------------------------------------------
Hewlett-Packard Co.                              290       6,470
----------------------------------------------------------------
International Business Machines Corp.             60       5,369
================================================================
                                                          34,956
================================================================

CONSUMER FINANCE-3.82%

American Express Co.                             300      14,079
----------------------------------------------------------------
Capital One Financial Corp.                      110       6,688
----------------------------------------------------------------
First Marblehead Corp. (The)(a)                  200       4,430
----------------------------------------------------------------
MBNA Corp.                                       410      10,147
================================================================
                                                          35,344
================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.50%

Alliance Data Systems Corp.(a)                    60       1,667
----------------------------------------------------------------
Ceridian Corp.(a)                                130       2,730
----------------------------------------------------------------
First Data Corp.                                 180       6,426
----------------------------------------------------------------
SunGard Data Systems Inc.(a)                     110       3,085
================================================================
                                                          13,908
================================================================

DEPARTMENT STORES-0.36%

Federated Department Stores, Inc.                 70       3,328
================================================================

DIVERSIFIED BANKS-5.61%

Bank of America Corp.                            210      15,903
----------------------------------------------------------------
Bank One Corp.                                    50       2,122
----------------------------------------------------------------
U.S. Bancorp                                     460      12,521
----------------------------------------------------------------
Wachovia Corp.                                   270      12,385
----------------------------------------------------------------
Wells Fargo & Co.                                160       9,011
================================================================
                                                          51,942
================================================================

DIVERSIFIED CAPITAL MARKETS-0.78%

J.P. Morgan Chase & Co.                          200       7,180
================================================================

DIVERSIFIED CHEMICALS-0.68%

Engelhard Corp.                                  220       6,288
================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.31%

Apollo Group, Inc.-Class A(a)                     50       3,176
----------------------------------------------------------------
Cendant Corp.(a)                                 300       6,129
----------------------------------------------------------------
Deluxe Corp.                                     110       4,441
----------------------------------------------------------------
Equifax Inc.                                     200       4,888
----------------------------------------------------------------
University of Phoenix Online(a)                   40       2,750
================================================================
                                                          21,384
================================================================

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------

ELECTRIC UTILITIES-0.88%

Entergy Corp.                                     50    $  2,695
----------------------------------------------------------------
Exelon Corp.                                      60       3,807
----------------------------------------------------------------
Southern Co. (The)                                55       1,639
================================================================
                                                           8,141
================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.82%

Amphenol Corp.-Class A(a)                         40       2,350
----------------------------------------------------------------
Thermo Electron Corp.(a)                         240       5,275
================================================================
                                                           7,625
================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.43%

Monsanto Co.                                     160       4,008
================================================================

FOOD DISTRIBUTORS-0.47%

Sysco Corp.                                      130       4,376
================================================================

FOOD RETAIL-1.18%

Kroger Co. (The)(a)                              280       4,897
----------------------------------------------------------------
SUPERVALU INC                                    240       6,053
================================================================
                                                          10,950
================================================================

FOOTWEAR-1.05%

NIKE, Inc.-Class B                               110       7,029
----------------------------------------------------------------
Reebok International Ltd.                         70       2,726
================================================================
                                                           9,755
================================================================

GENERAL MERCHANDISE STORES-0.78%

Dollar General Corp.                             180       4,045
----------------------------------------------------------------
Target Corp.                                      80       3,179
================================================================
                                                           7,224
================================================================

HEALTH CARE DISTRIBUTORS-0.19%

Cardinal Health, Inc.                             30       1,780
================================================================

HEALTH CARE EQUIPMENT-1.45%

Apogent Technologies Inc.(a)                     210       4,609
----------------------------------------------------------------
Becton, Dickinson & Co.                          110       4,022
----------------------------------------------------------------
Guidant Corp.                                     30       1,530
----------------------------------------------------------------
Stryker Corp.                                     40       3,244
================================================================
                                                          13,405
================================================================

HEALTH CARE SERVICES-0.23%

IMS Health Inc.                                   90       2,118
================================================================

HEALTH CARE SUPPLIES-0.56%

Bausch & Lomb Inc.                                50       2,408
----------------------------------------------------------------
Fisher Scientific International Inc.(a)           70       2,817
================================================================
                                                           5,225
================================================================

HOME ENTERTAINMENT SOFTWARE-0.21%

Electronic Arts Inc.(a)                           20       1,981
================================================================

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE

HOME IMPROVEMENT RETAIL-2.06%

Home Depot, Inc. (The)                           340    $ 12,604
----------------------------------------------------------------
Lowe's Cos., Inc.                                110       6,482
================================================================
                                                          19,086
================================================================

HOMEBUILDING-0.54%

M.D.C. Holdings, Inc.                             30       2,020
----------------------------------------------------------------
Toll Brothers, Inc.(a)                            80       2,947
================================================================
                                                           4,967
================================================================

HOUSEHOLD PRODUCTS-2.72%

Clorox Co. (The)                                 120       5,436
----------------------------------------------------------------
Colgate-Palmolive Co.                            150       7,978
----------------------------------------------------------------
Procter & Gamble Co. (The)                       120      11,795
================================================================
                                                          25,209
================================================================

HYPERMARKETS & SUPER CENTERS-2.55%

Wal-Mart Stores, Inc.                            400      23,580
================================================================

INDUSTRIAL CONGLOMERATES-3.73%

3M Co.                                            50       3,943
----------------------------------------------------------------
General Electric Co.                             960      27,850
----------------------------------------------------------------
Tyco International Ltd. (Bermuda)                130       2,714
================================================================
                                                          34,507
================================================================

INDUSTRIAL MACHINERY-0.86%

Donaldson Co., Inc.                               40       2,289
----------------------------------------------------------------
Graco Inc.                                       150       5,715
================================================================
                                                           8,004
================================================================

INSURANCE BROKERS-0.14%

Marsh & McLennan Cos., Inc.                       30       1,282
================================================================

INTEGRATED OIL & GAS-3.05%

Exxon Mobil Corp.                                650      23,777
----------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares
  (Netherlands)                                  100       4,438
================================================================
                                                          28,215
================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.28%

BellSouth Corp.                                  245       6,446
----------------------------------------------------------------
SBC Communications Inc.                          330       7,913
----------------------------------------------------------------
Verizon Communications Inc.                      200       6,720
================================================================
                                                          21,079
================================================================

INTERNET RETAIL-0.18%

eBay Inc.                                         30       1,678
================================================================

INTERNET SOFTWARE & SERVICES-0.28%

Yahoo! Inc.(a)                                    60       2,622
================================================================

INVESTMENT BANKING & BROKERAGE-2.62%

Bear Stearns Cos. Inc. (The)                      40       3,050
----------------------------------------------------------------
Lehman Brothers Holdings Inc.                     40       2,880
----------------------------------------------------------------
Merrill Lynch & Co., Inc.                        170      10,064
----------------------------------------------------------------

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Morgan Stanley                                   150    $  8,231
================================================================
                                                          24,225
================================================================

IT CONSULTING & OTHER SERVICES-0.50%

DigitalNet Holdings, Inc.(a)                     200       4,622
================================================================

LIFE & HEALTH INSURANCE-0.42%

Prudential Financial, Inc.                       100       3,864
================================================================

MANAGED HEALTH CARE-2.23%

Anthem, Inc.(a)                                  120       8,212
----------------------------------------------------------------
UnitedHealth Group Inc.                          140       7,123
----------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 60       5,334
================================================================
                                                          20,669
================================================================

MOTORCYCLE MANUFACTURERS-0.56%

Harley-Davidson, Inc.                            110       5,215
================================================================

MOVIES & ENTERTAINMENT-0.78%

Viacom Inc.-Class B                              180       7,177
================================================================

MULTI-LINE INSURANCE-1.05%

American International Group, Inc.               160       9,733
================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.12%

Citigroup Inc.                                   610      28,914
================================================================

PERSONAL PRODUCTS-0.73%

Avon Products, Inc.                              100       6,796
================================================================

PHARMACEUTICALS-7.92%

Abbott Laboratories                              300      12,786
----------------------------------------------------------------
Bristol-Myers Squibb Co.                          70       1,776
----------------------------------------------------------------
Johnson & Johnson                                480      24,158
----------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    120       1,608
----------------------------------------------------------------
Merck & Co. Inc.                                 200       8,850
----------------------------------------------------------------
Pfizer Inc.                                      640      20,224
----------------------------------------------------------------
Wyeth                                             90       3,973
================================================================
                                                          73,375
================================================================

PROPERTY & CASUALTY INSURANCE-0.40%

Progressive Corp. (The)                           50       3,690
================================================================

REGIONAL BANKS-1.33%

National City Corp.                              280       9,145
----------------------------------------------------------------
PNC Financial Services Group                      60       3,214
================================================================
                                                          12,359
================================================================

RESTAURANTS-1.38%

CBRL Group, Inc.                                  50       1,938
----------------------------------------------------------------
McDonald's Corp.                                 160       4,002
----------------------------------------------------------------

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE
RESTAURANTS-(CONTINUED)

Yum! Brands, Inc.(a)                             200    $  6,828
================================================================
                                                          12,768
================================================================

SEMICONDUCTORS-4.28%

AMIS Holdings, Inc.(a)                           200       4,030
----------------------------------------------------------------
Intel Corp.                                      910      30,076
----------------------------------------------------------------
Linear Technology Corp.                          130       5,539
================================================================
                                                          39,645
================================================================

SOFT DRINKS-2.30%

Coca-Cola Co. (The)                              160       7,424
----------------------------------------------------------------
PepsiCo, Inc.                                    290      13,868
================================================================
                                                          21,292
================================================================

SPECIALTY CHEMICALS-0.19%

Cytec Industries Inc.(a)                          50       1,746
================================================================

SPECIALTY STORES-1.19%

AutoNation, Inc.(a)                              330       6,171
----------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         70       2,957
----------------------------------------------------------------
Staples, Inc.(a)                                  70       1,877
================================================================
                                                          11,005
================================================================

SYSTEMS SOFTWARE-5.14%

Adobe Systems Inc.                               100       4,384
----------------------------------------------------------------
Microsoft Corp.                                1,060      27,719
----------------------------------------------------------------
Oracle Corp.(a)                                  750       8,970
----------------------------------------------------------------
VERITAS Software Corp.(a)                        180       6,507
================================================================
                                                          47,580
================================================================

THRIFTS & MORTGAGE FINANCE-2.79%

Countrywide Financial Corp.                       50       5,256
----------------------------------------------------------------
Fannie Mae                                        95       6,811
----------------------------------------------------------------
IndyMac Bancorp, Inc.                             80       2,352
----------------------------------------------------------------
Washington Mutual, Inc.                          260      11,375
================================================================
                                                          25,794
================================================================

TOBACCO-1.00%

Altria Group, Inc.                               200       9,300
================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.29%

AT&T Wireless Services Inc.(a)                   370       2,683
================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $862,413)                          905,958
================================================================
TOTAL INVESTMENTS-97.80% (Cost $862,413)                 905,958
================================================================
OTHER ASSETS LESS LIABILITIES-2.20%                       20,405
================================================================
NET ASSETS-100.00%                                      $926,363
________________________________________________________________
================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost $862,413)      $905,958
----------------------------------------------------------
Cash                                                27,500
----------------------------------------------------------
Receivables for:
  Dividends                                          1,208
----------------------------------------------------------
  Amount due from advisor                           14,249
----------------------------------------------------------
Investment for deferred compensation plan            5,332
==========================================================
    Total assets                                   954,247
__________________________________________________________
==========================================================

LIABILITIES:

Payables for:
  Investments purchased                              3,200
----------------------------------------------------------
  Deferred compensation plan                         5,332
----------------------------------------------------------
Accrued trustees' fees                                 569
----------------------------------------------------------
Accrued transfer agent fees                             10
----------------------------------------------------------
Accrued operating expenses                          18,773
==========================================================
    Total liabilities                               27,884
==========================================================
Net assets applicable to shares outstanding       $926,363
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $998,865
----------------------------------------------------------
Undistributed net investment income (loss)          (4,522)
----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts      (111,525)
----------------------------------------------------------
Unrealized appreciation of investment securities
  and option contracts                              43,545
==========================================================
                                                  $926,363
__________________________________________________________
==========================================================

NET ASSETS:

Class A                                           $370,543
__________________________________________________________
==========================================================
Class B                                           $277,910
__________________________________________________________
==========================================================
Class C                                           $277,910
__________________________________________________________
==========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             40,723
__________________________________________________________
==========================================================
Class B                                             30,542
__________________________________________________________
==========================================================
Class C                                             30,542
__________________________________________________________
==========================================================
Class A:
  Net asset value per share                       $   9.10
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.10 divided by 94.50%)  $   9.63
__________________________________________________________
==========================================================
Class B:
  Net asset value and offering price per share    $   9.10
__________________________________________________________
==========================================================
Class C:
  Net asset value and offering price per share    $   9.10
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $17)             $ 12,197
======================================================================

EXPENSES:

Advisory fees                                                    6,219
----------------------------------------------------------------------
Administrative services fees                                    50,000
----------------------------------------------------------------------
Custodian fees                                                   4,661
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,160
----------------------------------------------------------------------
  Class B                                                        2,488
----------------------------------------------------------------------
  Class C                                                        2,488
----------------------------------------------------------------------
Transfer agent fees                                                112
----------------------------------------------------------------------
Trustees' fees                                                   8,659
----------------------------------------------------------------------
Professional fees                                               23,951
----------------------------------------------------------------------
Other                                                            2,466
======================================================================
    Total expenses                                             102,204
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (87,700)
======================================================================
    Net expenses                                                14,504
======================================================================
Net investment income (loss)                                    (2,307)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (12,501)
----------------------------------------------------------------------
  Option contracts written                                       1,450
======================================================================
                                                               (11,051)
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        140,573
----------------------------------------------------------------------
  Option contracts written                                         (78)
======================================================================
                                                               140,495
======================================================================
Net gain from investment securities and option contracts       129,444
======================================================================
Net increase in net assets resulting from operations          $127,137
______________________________________________________________________
======================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2003 and the period December 31, 2001 (date operations commenced) to October 31, 2002

                                                                2003         2002
------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                $ (2,307)   $   (3,380)
------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (11,051)     (100,474)
------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 140,495       (96,950)
====================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                127,137      (200,804)
====================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (5,600)           --
------------------------------------------------------------------------------------
  Class B                                                       (4,200)           --
------------------------------------------------------------------------------------
  Class C                                                       (4,200)           --
====================================================================================
    Decrease in net assets resulting from distributions        (14,000)           --
====================================================================================
Share transactions-net:
  Class A                                                        5,600       400,010
------------------------------------------------------------------------------------
  Class B                                                        4,200       300,010
------------------------------------------------------------------------------------
  Class C                                                        4,200       300,010
====================================================================================
    Net increase in net assets resulting from share
     transactions                                               14,000     1,000,030
====================================================================================
    Net increase in net assets                                 127,137       799,226
====================================================================================

NET ASSETS:

  Beginning of year                                            799,226            --
====================================================================================
  End of year (including undistributed net investment income
    (loss) of $(4,522) and $11,693 for 2003 and 2002,
    respectively)                                             $926,363    $  799,226
____________________________________________________________________________________
====================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Strategies Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently closed to new investors.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.75%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $6,219 and reimbursed fees of $75,063.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as AIM Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $63 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively after AIM Distributors waived fees of $1,160, $2,488 and $2,488, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $9 and reductions in custodian fees of $273 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $282.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--OPTION CONTRACTS WRITTEN

             TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------
                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       10       $   405
---------------------------------------------------------
Written                                 34         1,638
---------------------------------------------------------
Closed                                 (12)         (574)
---------------------------------------------------------
Exercised                               (4)         (246)
---------------------------------------------------------
Expired                                (28)       (1,223)
---------------------------------------------------------
End of year                             --       $    --
_________________________________________________________
=========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002 was as follows:

                                            2003      2002
-----------------------------------------------------------
Distributions paid from ordinary income    $14,000       --
___________________________________________________________
===========================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                    $   1,317
----------------------------------------------------------
Unrealized appreciation -- investments              43,545
----------------------------------------------------------
Temporary book/tax differences                      (5,839)
----------------------------------------------------------
Capital loss carryforward                         (111,525)
----------------------------------------------------------
Shares of beneficial interest                      998,865
==========================================================
Total net assets                                 $ 926,363
__________________________________________________________
==========================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2010                                $100,474
----------------------------------------------------------
October 31, 2011                                  11,051
==========================================================
Total capital loss carryforward                 $111,525
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $651,530 and $651,758, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                      $ 92,822
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (49,277)
==========================================================
Net unrealized appreciation of investment
  securities                                      $ 43,545
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs and nondeductible excise tax paid by the fund, on October 31, 2003, undistributed net investment income was increased by $92 and shares of beneficial interest decreased by $92. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                     CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------
                                                                                     DECEMBER 31, 2001
                                                                                     (DATE OPERATIONS
                                                                 YEAR ENDED            COMMENCED) TO
                                                              OCTOBER 31, 2003       OCTOBER 31, 2002
                                                              -----------------    ---------------------
                                                              SHARES    AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Class A*                                                       --     $   --     40,001     $  400,010
--------------------------------------------------------------------------------------------------------
  Class B*                                                       --         --     30,001        300,010
--------------------------------------------------------------------------------------------------------
  Class C*                                                       --         --     30,001        300,010
========================================================================================================
Issued as reinvestment of dividends:
  Class A*                                                      722      5,600         --             --
--------------------------------------------------------------------------------------------------------
  Class B*                                                      541      4,200         --             --
--------------------------------------------------------------------------------------------------------
  Class C*                                                      541      4,200         --             --
========================================================================================================
                                                              1,804    $14,000    100,003     $1,000,030
________________________________________________________________________________________________________
========================================================================================================

* Currently, the Fund is not open to investors and consequently all shares are owned by AIM.


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                               CLASS A
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  371                  $   320
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 11.94%(b)                13.71%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $331,666.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278                  $   240
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)                14.36%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $248,752.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278                  $   240
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)                14.36%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $248,752.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the Funds in the AIM Family of Funds--Registered Trademark-- which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, NASD, Inc., NYAG, and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Core Strategies Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Core Strategies Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Core Strategies Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Equity Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      DIRECTORS/MATTER                                VOTES FOR        AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  983,597,298      14,109,942
      Frank S. Bayley..............................  983,595,385      14,111,855
      James T. Bunch...............................  983,970,384      13,736,856
      Bruce L. Crockett............................  983,967,974      13,739,266
      Albert R. Dowden.............................  983,892,850      13,814,390
      Edward K. Dunn, Jr...........................  983,672,087      14,035,153
      Jack M. Fields...............................  983,987,281      13,719,959
      Carl Frischling..............................  983,352,244      14,354,996
      Robert H. Graham.............................  983,794,290      13,912,950
      Gerald J. Lewis..............................  983,317,525      14,389,715
      Prema Mathai-Davis...........................  983,676,086      14,031,154
      Lewis F. Pennock.............................  983,703,651      14,003,589
      Ruth H. Quigley..............................  983,356,521      14,350,719
      Louis S. Sklar...............................  983,812,619      13,894,621
      Larry Soll, Ph.D.............................  983,820,425      13,886,815
      Mark H. Williamson...........................  983,676,844      14,030,396

* Proposal required approval by a combined vote of all the portfolios of AIM Equity Funds

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Equity Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/
POSITION(S) HELD WITH THE        OR OFFICER    PRINCIPAL OCCUPATION(S)                                        OTHER DIRECTORSHIP(S)
TRUST                            SINCE         DURING PAST 5 YEARS                                            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946    1988          Director and Chairman, A I M Management Group Inc.             None
  Trustee, Chairman and                        (financial services holding company); and Director and Vice
  President                                    Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                               Division (parent of AIM and a global investment management firm)
                                               Formerly: President and Chief Executive Officer, A I M
                                               Management Group Inc.; Director, Chairman and President,
                                               A I M Advisors, Inc. (registered investment advisor); and
                                               Director and Chairman, A I M Capital Management, Inc.
                                               (registered investment advisor), A I M Distributors, Inc.
                                               (registered broker dealer), AIM Investment Services, Inc.,
                                               (registered transfer agent), and Fund Management Company
                                               (registered broker dealer); and Chief Executive Officer,
                                               AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951  2003          Director, President and Chief Executive Officer, A I M         Director and Chairman,
  Trustee and Executive Vice                   Management Group Inc. (financial services holding company);    INVESCO Bond Funds,
  President                                    Director, Chairman and President, A I M Advisors, Inc.         Inc., INVESCO
                                               (registered investment advisor); Director, A I M Capital       Combination Stock &
                                               Management, Inc. (registered investment advisor) and A I M     Bond Funds, Inc.,
                                               Distributors, Inc. (registered broker dealer); Director and    INVESCO Counselor
                                               Chairman, AIM Investment Services, Inc. (registered transfer   Series Funds, Inc.,
                                               agent); and Fund Management Company (registered broker         INVESCO International
                                               dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM      Funds, Inc., INVESCO
                                               Division (parent of AIM and a global investment management     Manager Series Funds,
                                               firm)                                                          Inc., INVESCO Money
                                               Formerly: Director, Chairman, President and Chief Executive    Market Funds, Inc.,
                                               Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,   INVESCO Sector Funds,
                                               Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed         Inc., INVESCO Stock
                                               Products; Chairman and Chief Executive Officer of              Funds, Inc., INVESCO
                                               NationsBanc Advisors, Inc.; and Chairman of NationsBanc        Treasurer's Series
                                               Investments, Inc.                                              Funds, Inc. and
                                                                                                              INVESCO Variable
                                                                                                              Investment Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936        2003          Consultant                                                     None
  Trustee                                      Formerly: President and Chief Executive Officer, AMC Cancer
                                               Research Center; and Chairman and Chief Executive Officer,
                                               First Columbia Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939        2001          Of Counsel, law firm of Baker & McKenzie                       Badgley Funds, Inc.
  Trustee                                                                                                     (registered investment
                                                                                                              company)
------------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942      2003          Co-President and Founder, Green, Manning & Bunch Ltd.,         None
  Trustee                                      (investment banking firm); and Director, Policy Studies,
                                               Inc. and Van Gilder Insurance Corporation
                                               Formerly: General Counsel and Director, Boettcher & Co.; and
                                               Chairman and Managing Partner, law firm of Davis, Graham &
                                               Stubbs
------------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology           ACE Limited (insurance
  Trustee                                      consulting company)                                            company); and
                                                                                                              Captaris, Inc.
                                                                                                              (unified messaging
                                                                                                              provider)
------------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941       2000          Director of a number of public and private business            Cortland Trust, Inc.
  Trustee                                      corporations, including the Boss Group Ltd. (private           (Chairman) (registered
                                               investment and management) and Magellan Insurance Company      investment company);
                                               Formerly: Director, President and Chief Executive Officer,     Annuity and Life Re
                                               Volvo Group North America, Inc.; Senior Vice President, AB     (Holdings), Ltd.
                                               Volvo; and director of various affiliated Volvo Group          (insurance company)
                                               companies
------------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935    1998          Formerly: Chairman, Mercantile Mortgage Corp.; President and   None
  Trustee                                      Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                               Co.; and President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
  Trustee                                      (government affairs company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Equity Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND          TRUSTEE AND/
POSITION(S) HELD WITH THE        OR OFFICER    PRINCIPAL OCCUPATION(S)                                        OTHER DIRECTORSHIP(S)
TRUST                            SINCE         DURING PAST 5 YEARS                                            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1988       Partner, law firm of Kramer Levin Naftalis and Frankel LLP     Cortland Trust, Inc.
  Trustee                                                                                                     (registered investment
                                                                                                              company)
------------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933        2003       Chairman, Lawsuit Resolution Services (San Diego,              General Chemical
  Trustee                                      California)                                                    Group, Inc.,
                                               Formerly: Associate Justice of the California Court of         Wheelabrator
                                               Appeals                                                        Technologies, Inc.
                                                                                                              (waste management
                                                                                                              company), Fisher
                                                                                                              Scientific, Inc.,
                                                                                                              Henley Manufacturing,
                                                                                                              Inc. (laboratory
                                                                                                              supplies), and
                                                                                                              California Coastal
                                                                                                              Properties, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998       Formerly: Chief Executive Officer, YWCA of the USA             None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1988       Partner, law firm of Pennock & Cooper                          None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001       Retired                                                        None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989       Executive Vice President, Development and Operations Hines     None
  Trustee                                      Interests Limited Partnership (real estate development
                                               company)
------------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942      2003       Retired                                                        None
  Trustee
------------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003       Director, Senior Vice President, Secretary and General         N/A
  Senior Vice President                        Counsel, A I M Management Group Inc. (financial services
                                               holding company) and A I M Advisors, Inc.; Vice President,
                                               A I M Capital Management, Inc., A I M Distributors, Inc. and
                                               AIM Investment Services, Inc.; and Director, Vice President
                                               and General Counsel, Fund Management Company
                                               Formerly: Senior Vice President and General Counsel, Liberty
                                               Financial Companies, Inc.; and Senior Vice President and
                                               General Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1988       Director, Chairman and Director of Investments, A I M          N/A
  Senior Vice President                        Capital Management, Inc.; Director and Executive Vice
                                               President, A I M Management Group Inc.; Director and Senior
                                               Vice President, A I M Advisors, Inc.; and Director, A I M
                                               Distributors, Inc. and AMVESCAP PLC
                                               Formerly: Chief Executive Officer and President, A I M
                                               Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002       Managing Director and Chief Research Officer -- Fixed          N/A
  Vice President                               Income, A I M Capital Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992       Vice President and Chief Compliance Officer, A I M Advisors,   N/A
  Vice President                               Inc. and A I M Capital Management, Inc.; and Vice President,
                                               AIM Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        1999       Vice President, A I M Advisors, Inc., and President, Chief     N/A
  Vice President                               Executive Officer and Chief Investment Officer, A I M
                                               Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1988       Vice President and Fund Treasurer, A I M Advisors, Inc.        N/A
  Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney, Suite 1200
                                Houston, TX 77046               Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2003, 64.77% is eligible for the dividends received deduction for corporations.

For its tax year ended October 31, 2003, the Fund designated 1.86%, or the maximum allowable, of its dividend distributions as qualified dividend income. The actual amounts for the calendar year will be designated in the Fund's year end tax statement.

    DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                    TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                        AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                 AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund
AIM Constellation Fund                  AIM Global Value Fund(4)                        AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Emerging Growth Fund          AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Growth Fund                   AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM Trimark Fund                                INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund          INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund
AIM Libra Fund                                                                          TAX-FREE
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund                    SECTOR EQUITY                           AIM High Income Municipal Fund
AIM Mid Cap Growth Fund                                                                 AIM Municipal Bond Fund
AIM Opportunities I Fund                AIM Global Health Care Fund                     AIM Tax-Exempt Cash Fund
AIM Opportunities II Fund               AIM Real Estate Fund                            AIM Tax-Free Intermediate Fund
AIM Opportunities III Fund              INVESCO Advantage Health Sciences Fund
AIM Premier Equity Fund                 INVESCO Energy Fund
AIM Select Equity Fund                  INVESCO Financial Services Fund
AIM Small Cap Equity Fund(2)            INVESCO Gold & Precious Metals Fund
AIM Small Cap Growth Fund(3)            INVESCO Health Sciences Fund
AIM Trimark Endeavor Fund               INVESCO Leisure Fund
AM Trimark Small Companies Fund         INVESCO Multi-Sector Fund
AIM Weingarten Fund                     INVESCO Technology Fund
INVESCO Core Equity Fund                INVESCO Utilities Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


                                                 AIMinvestments.com   CSTR-AR-1


                                                 YOUR GOALS. OUR SOLUTIONS.--Servicemark--
------------------------------------------------------------------------------------------
MUTUAL   RETIREMENT  ANNUITIES    COLLEGE   SEPARATELY  OFFSHORE   ALTERNATIVE   CASH           [AIM INVESTMENTS LOGO APPEARS HERE]
FUNDS    PRODUCTS                 SAVINGS   MANAGED     PRODUCTS   INVESTMENTS   MANAGEMENT               --Servicemark--
                                  PLANS     ACCOUNTS

                                                            AIM U.S. GROWTH FUND
                                Annual Report to Shareholders o October 31, 2003






                                  [COVER IMAGE]






               YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                    --Servicemark--                    --Servicemark--

================================================================================
AIM U.S. GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information      o The prices of foreign securities may       o The unmanaged Standard & Poor's
presented is as of 10/31/03 and is based    be affected by factors not present with      Composite Index of 500 Stocks (the S&P
on total net assets.                        securities traded in the U.S. markets,       500--Registered Trademark--) is an index
                                            including currency exchange rates,           of common stocks frequently used as a
o AIM U.S. Growth Fund's performance        political and economic conditions, less      general measure of U.S. stock market
figures are historical, and they reflect    stringent regulation and higher              performance.
fund expenses, the reinvestment of          volatility. As a result, many foreign
distributions, and changes in net asset     securities may be less liquid and more       o Bloomberg, Inc. is a well-known
value.                                      volatile than U.S. securities.               independent financial research and
                                                                                         reporting firm.
o Had the advisor and distributor not       o The fund may participate in the
waived fees and/or reimbursed expenses,     initial public offering (IPO) market in      o Hoover's is a provider of proprietary
returns would have been lower.              some market cycles. Because of the           business information about corporations.
                                            fund's small asset base, any investment
o When sales charges are included in        the fund may make in IPOs may                o A direct investment cannot be made in
performance figures, Class A share          significantly affect the fund's total        an index. Unless otherwise indicated,
performance reflects the maximum 5.50%      return. As the fund's assets grow, the       index results include reinvested
sales charge, and Class B and Class C       impact of IPO investments will decline,      dividends, and they do not reflect sales
share performance reflects the              which may reduce the effect of IPO           charges or fund expenses.
applicable contingent deferred sales        investments on the fund's total return.
charge (CDSC) for the period involved.                                                   A description of the policies and
The CDSC on Class B shares declines from    o Investing in small and mid-size            procedures that the fund uses to
5% beginning at the time of purchase to     companies may involve risks not              determine how to vote proxies relating to
0% at the beginning of the seventh year.    associated with investing in more            portfolio securities is available without
The CDSC on Class C shares is 1% for the    established companies. Also, small           charge, upon request, by calling
first year after purchase. The              companies may have business risk,            800-959-4246, or on the AIM Web site,
performance of the fund's share classes     significant stock price fluctuations and     AIMinvestments.com.
will differ due to different sales          illiquidity.
charge structures and class expenses.
                                            o The fund's investment return and
o Effective 9/30/03, Class B shares are     principal value will fluctuate, so an
not available as an investment for          investor's shares, when redeemed, may be
retirement plans maintained pursuant to     worth more or less than their original
Section 401 of the Internal Revenue         cost.
Code, including 401(k) plans, money
purchase pension plans and profit           o Industry classifications used in this
sharing plans. Plans that have existing     report are generally according to the
accounts invested in Class B shares will    Global Industry Classification Standard,
continue to be allowed to make              which was developed by and is the
additional purchases.                       exclusive property and a service mark of
                                            Morgan Stanley Capital International
                                            Inc. and Standard & Poor's.


============================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders or to
                                                                persons who have received a current prospectus of the fund.
============================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN                   new policies and strengthened existing ones--to discourage
                    THE AIM FAMILY OF FUNDS                      harmful short-term trading. These steps include:
                    --Registered Trademark--:
                                                                    o  Strengthening daily monitoring of trading activities.
[PHOTO OF           As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently           o  Imposing redemption fees on additional funds we
GRAHAM]             about the mutual fund industry and                 believe may be vulnerable to harmful short-term
                    allegations of improper activities by              trading activity.
ROBERT H. GRAHAM    certain individuals and companies. As
                    part of these widespread investigations,        o  Implementing an enhanced exchange policy (effective on
                    INVESCO Funds Group (IFG), the former              or about March 1, 2004) designed to limit exchanges
[PHOTO OF           adviser to certain INVESCO Funds, was              between funds.
MARK H.             recently named as a defendant in
WILLIAMSON]         separate civil enforcement actions by           o  Employing an enhanced fair value pricing policy on
                    the U.S. Securities and Exchange                   certain foreign securities as well as certain illiquid
MARK H. WILLIAMSON  Commission (SEC), the Office of the New            securities.
                    York Attorney General and the State of
Colorado over an issue known as "market timing." A number of        None of these tools alone, nor all of them taken
private class or derivative actions also were filed in the       together, eliminate the possibility of short-term trading
wake of the regulators' actions.                                 strategies that may be detrimental to a fund. Moreover, each of these tools involves judgments that are inherently
   Investors are understandably concerned and frustrated         subjective. We have always sought and continue to seek to
about these reports, and we would like to take this              make these judgments to the best of our abilities and in a
opportunity to assure you that, based on an investigation        manner that we believe is consistent with the best interests
conducted by an outside firm, IFG and its parent company,        of our fund shareholders. And we remain committed to being
AMVESCAP PLC, believe that these civil actions are without       as vigilant as possible in the future to identify and
merit. IFG is contesting the charges.                            address any harmful market timing investors who have the
                                                                 potential to harm our long-term fund shareholders.
   We encourage you to continue to monitor this situation,
particularly as IFG has the opportunity to address the              We sincerely hope these developments and the media
allegations that have been made. Current information will be     coverage surrounding them do not result in you or other
posted on our Web site at AIMinvestments.com. We will            shareholders losing confidence in AIM or INVESCO Funds.
continue to communicate to you on our Web site about our         Amidst this storm of controversy in the mutual fund
finding, and the actions we are taking to protect and            industry, we believe we can find encouragement in the
promote the interests of our shareholders. The independent       recovering economy and rising equity markets. As we write
trustees of the funds are receiving regular reports from         this letter, for instance, the S&P 500--Registered
their independent counsel and outside counsel hired by           Trademark-- Index is up approximately 23% year-to-date.
AMVESCAP PLC, the parent of AIM and IFG, to perform an           Although past performance is no guarantee of future results,
ongoing investigation of market timing.                          there appear to be indicators that the economy and stock
                                                                 markets are showing signs of welcomed improvement. We
A COMPLEX ISSUE                                                  encourage you to read the enclosed discussion of your fund's performance during this past reporting period.
Market timing is an investment technique not defined in any
regulation that involves frequent short-term trading of          OUR UNWAVERING COMMITMENT
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares.       At AIM Investments, we have never wavered in our commitment
We recognize that fund management companies have tried to        to helping you build solutions for your financial goals. Our
deal with this complex issue in various ways and believe         company was founded on a core principle of integrity, and we
that industry-wide guidance is in order. To that end, we         have always worked hard to earn the trust of our
welcome SEC Chairman William Donaldson's pledge to adopt new     shareholders. We are committed to doing all we can to
rules designed to curb market timing abuses. Comprehensive       maintain your trust and confidence.
rulemaking is necessary and is the best way to establish new
industry responsibilities designed to protect shareholders.         Thank you for your continued participation in AIM
We support practical rule changes and structural                 Investments. Please call your financial advisor or one of
modifications that are fair, enforceable and, most               our Client Service representatives at 800-959-4246 if you
importantly, beneficial for investors.                           have any further questions or concerns about your AIM
                                                                 Investments account.
   AIM Investments has policies in place designed to
identify, prevent and eliminate harmful trading or other         Sincerely,
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented                /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                 Robert H. Graham                    Mark H. Williamson
                                                                 Chairman and President              President and CEO
                                                                 The AIM Family of Funds             AIM Investments
                                                                 --Registered Trademark--

                                                                 December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM U.S. GROWTH FUND'S FIRST YEAR                                                        yet exhibited sustainable growth.
PRODUCES DOUBLE-DIGIT RETURNS
                                                                                            All sectors of the S&P 500 recorded
AIM U.S. Growth Fund commenced              level for the fiscal year on March 11,       gains for the fiscal year. Information
operations August 30, 2002, in the          2003. The index then rallied, posting a      technology, materials and utilities were
depths of a bear market that had already    gain of 32.67% through the end of the        the top-performing sectors while
lasted more than two years. For the         fiscal year.                                 telecommunication services, consumer
fiscal year ended October 31, 2003, the                                                  staples and health care were the
fund produced total returns of 12.92%          During this rally, the United States      weakest-performing sectors.
for Class A, Class B and Class C shares     and its allies took military action
at net asset value. The S&P 500 Index       against Iraq and ousted the regime of           Small- and mid-cap stocks generally
returned 20.79% for the same period.        Saddam Hussein. The nation's gross           outperformed large-cap stocks for the
During that time, the market was more       domestic product, generally considered       fiscal year. While the performance of
favorable to cyclical stocks that were      the broadest measure of economic             large-cap growth and large-cap value
more leveraged and had higher volatility    activity, expanded at an annualized rate     stocks was similar, mid- and small-cap
than those that make up the majority of     of 3.3% in the second quarter and 8.2%       growth stocks, on average, outperformed
the fund's holdings, which are more         in the third quarter of 2003. According      their value counterparts by wider
noncyclical and are less leveraged and      to Bloomberg, as of the close of the         margins.
less volatile. Compared with the index,     fiscal year, 405 companies in the S&P
the fund was underweight certain areas      500 had reported third-quarter earnings.     YOUR FUND
of the technology, financial and            A total of 65.4% of those companies
industrial sectors that did well during     reported earnings that exceeded              The fund invests primarily in core
the period.                                 expectations, compared to 60.2% for the      growth stocks--equity securities of U.S.
                                            third quarter of 2002. The job market        companies that we believe have
MARKET CONDITIONS                           remained weak, however, as the nation's      experienced above-average growth in
                                            unemployment rate stood at 6.0% at the       earnings, have exhibited long-term
Amid a backdrop of generally improving      close of the reporting period.               earnings consistency, and have what we
economic conditions, the S&P 500 Index,                                                  believe to be excellent prospects for
frequently cited as a measure of the           For most of the fiscal year, the          sustainable future earnings growth.
performance of the U.S. stock market in     Federal Reserve (the Fed) kept the           Investment candidates must have strong
general, rose in November 2002, then        short-term federal funds rate at 1.25%.      management teams and healthy balance
fell over the next three months,            On June 25, 2003, it lowered that rate       sheets, and must be considered leaders
dropping to its lowest                      to 1.00%, its lowest level since 1958.       in their respective industries.
                                            At the time, the Fed said it favored a
                                            more expansive monetary policy because       We invest in equities without regard to
                                            the economy had not

==================================================================================================================================
FUND VS. INDEX                              TOP 10 EQUITY HOLDINGS*                      TOP 10 SECTORS*
Total returns 10/31/02-10/31/03,
excluding sales charges                      1. Pfizer Inc.                     4.1%      1. Financials                     20.5%

Class A Shares                    12.92%     2. Microsoft Corp.                 3.7       2. Health Care                    17.4

Class B Shares                    12.92      3. Exxon Mobil Corp.               2.8       3. Information Technology         15.0

Class C Shares                    12.92      4. Altria Group, Inc.              2.8       4. Consumer Staples               12.6

S&P 500 Index                     20.79      5. Johnson & Johnson               2.7       5. Consumer Discretionary         11.3

Source: Lipper, Inc.                         6. AFLAC Inc.                      2.7       6. Industrials                     8.2

                                             7. American International Group,             7. Energy                          4.6
TOTAL NUMBER OF HOLDINGS*             69        Inc.                            2.6
TOTAL NET ASSETS            $1.1 million                                                  8. Other                           3.7
                                             8. Affiliated Computer Services,
                                                Inc. Class A                    2.6       9. Telecommunication Services      3.7

                                             9. Wal-Mart Stores, Inc.           2.5      10. Utilities                       1.5

                                            10. Dell Inc.                       2.5

*Excludes money market fund holdings.

   The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================================

market capitalization, and as of October    to fund performance was General                             KENNETH A. ZSCHAPPEL
31, 2003, 79% of holdings were              Electric, which makes not only the           [PHOTO OF      Mr. Zschappel is lead
large-cap, 21% were mid-cap, and we had     familiar lighting, kitchen and laundry       KENNETH A.     portfolio manager of AIM
no holdings in the small-cap category.      appliances, but other products ranging       ZSCHAPPEL]     U.S. Growth Fund. He
The fund is diversified, with exposure      from aircraft engines to medical imaging                    joined AIM in 1990. Mr.
across all market sectors. The fund         equipment.                                   Zschappel received a B.A. in political
keeps 80% of its assets in U.S.                                                          science from Baylor University.
securities, but may invest up to 20% of        The fund also experienced negative
its assets in foreign securities.           performance from some holdings,                             CHRISTIAN A. COSTANZO
                                            including highly respected companies         [PHOTO OF      Mr. Costanzo is portfolio
   During the year ended October 31,        such as diversified health care product      CHRISTIAN A.   manager of AIM U.S.
2003, all sectors of the S&P 500 Index      maker Johnson & Johnson, defense             COSTANZO]      Growth Fund. He joined
contributed positively to fund              contractor Lockheed Martin, and                             AIM in 1995 and assumed
performance except telecommunications,      telecommunications giant AT&T. We judged     his current duties in 1997. Mr. Costanzo
which detracted by about half a percent.    it best to sell our position in AT&T,        holds a B.A. in biology and economics
The largest positive contributions to       which has seen long-distance rates           from the University of Virginia and an
fund results came from the information      driven to all-time lows by competition,      M.B.A. from The University of Texas at
technology, financials and consumer         but considered the long-term prospects       Austin.
discretionary sectors.                      for Johnson & Johnson and Lockheed
                                            Martin to be sound enough to make them                      ROBERT LLOYD
   Among specific holdings that made        worth retaining in the portfolio.            [PHOTO OF      Mr. Lloyd, Chartered
notable positive contributions to the                                                    ROBERT         Financial Analyst, is
fund for the fiscal year was financial      IN CLOSING                                   LLOYD]         portfolio manager of AIM
services firm Citigroup, which surpassed                                                                U.S. Growth Fund. Mr.
Japan's Mizuho Financial in 2003 to         We will continue to invest in a              Lloyd joined AIM in 2000 and was
become the world's largest financial        well-diversified portfolio of equities       promoted to portfolio manager in 2001.
services firm, according to Hoover's.       of companies we believe are well             Mr. Lloyd received a B.B.A. from the
Additional positive contributions were      positioned to provide sustainable future     University of Notre Dame and an M.B.A.
made by Cisco Systems, a major supplier     earnings growth, focusing on quality         from the University of Chicago.
of routers, switches and other equipment    companies that we believe have the
for linking computer systems together,      potential for above-average growth.                         BRYAN A. UNTERHALTER
and CDW Corp., which markets tens of                                                     [PHOTO OF      Mr. Unterhalter is
thousands of computer products,                   See important fund and index           BRYAN A.       portfolio manager of AIM
primarily through catalogs, telesales            disclosures inside front cover.         UNTERHALTER]   U.S. Growth Fund. He
and its Web site. A further positive                                                                    joined AIM in 1997 and
contributor                                                                              was promoted to his present position in
                                                                                         2003. He holds a B.A. from The
                                                                                         University of Texas at Austin and an
                                                                                         M.B.A. from the University of St.
                                                                                         Thomas.

                                                                                         Assisted by Mid Cap Growth Team


=======================================
TOP 10 INDUSTRIES*

 1. Pharmaceuticals                 8.9%                         REDUCE YOUR PAPER MAIL WITH AIM'S EDELIVERY

 2. Data Processing & Outsourced
    Services                        5.8     Sign up for eDelivery and you can have your fund reports, prospectuses and quarterly account statements delivered electronically. To enroll, go to aiminvestments.com,
 3. Restaurants                     4.3     select "My Account," log in, click on the "Service Center" tab and select "Register for eDelivery." You will no longer receive paper copies of these documents. Instead
 4. Regional Banks                  3.9     you'll receive a link to the documents via email. (You can cancel the service at the
                                            Web site at any time.)
 5. Systems Software                3.8
                                            If you receive account statements, fund reports and prospectuses from your financial
 6. Integrated Oil & Gas            3.7     advisor rather than from AIM, eDelivery is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
 7. Integrated Telecommunication
    Services                        3.7

 8. Household Products              3.1                                                                                [GRAPHIC]

 9. Tobacco                         2.8

10. Industrial Conglomerates        2.8
=======================================

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
8/30/02-10/31/03*

                                [MOUNTAIN CHART]

   DATE           AIM U.S.           AIM U.S.        AIM U.S.
                GROWTH FUND        GROWTH FUND     GROWTH FUND         S&P 500
               CLASS A SHARES    CLASS B SHARES   CLASS C SHARES        INDEX

8/30/2002        $  9450           $ 10000          $ 10000           $ 10000
  9/30/02           8571              9070             9070              8914
 10/31/02           9223              9760             9760              9698
 11/30/02           9460             10010            10010             10268
 12/31/02           8987              9510             9510              9665
  1/31/03           8682              9187             9187              9413
  2/28/03           8530              9026             9026              9271
  3/31/03           8663              9167             9167              9361
  4/30/03           9272              9812             9812             10132
  5/31/03           9624             10185            10185             10665
  6/30/03           9786             10356            10356             10801
  7/31/03           9967             10547            10547             10992
  8/31/03          10139             10729            10729             11206
  9/30/03          10072             10658            10658             11087
 10/31/03        $ 10416           $ 10621          $ 11021           $ 11714   Source: Lipper, Inc.

Your fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

*Index returns from 8/31/02-10/31/03


===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                In addition to returns as of the close       AVERAGE ANNUAL TOTAL RETURNS
As of 10/31/03, including sales charges     of the fiscal year, industry regulations     As of 9/30/03, including sales charges
                                            require us to provide average annual
CLASS A SHARES                              total returns (including sales charges)      CLASS A SHARES
Inception (8/30/02)                3.55%    for periods ended 9/30/03, the most          Inception (8/30/02)                0.68%
1 Year                             6.68     recent calendar quarter-end.                 1 Year                            11.02

CLASS B SHARES                                                                           CLASS B SHARES
Inception (8/30/02)                5.28                                                  Inception (8/30/02)                2.37%
1 Year                             7.92                                                  1 Year                            12.51

CLASS C SHARES                                                                           CLASS C SHARES
Inception (8/30/02)                8.66                                                  Inception (8/30/02)                6.05%
1 Year                            11.92                                                  1 Year                            16.51
===================================================================================================================================

AIM U.S. GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.27%

AEROSPACE & DEFENSE--1.98%

Lockheed Martin Corp.                                      240        $   11,126
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                     120            10,728
================================================================================
                                                                          21,854
================================================================================

AIR FREIGHT & LOGISTICS--1.10%

FedEx Corp.                                                160            12,122
================================================================================

AIRLINES--1.21%

Southwest Airlines Co.                                     690            13,386
================================================================================

APPAREL RETAIL--0.48%

TJX Cos., Inc. (The)                                       250             5,247
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.42%

Northern Trust Corp.                                       100             4,645
================================================================================

BIOTECHNOLOGY--0.95%

Amgen Inc.(a)                                              170            10,499
================================================================================

COMMUNICATIONS EQUIPMENT--0.58%

Cisco Systems, Inc.(a)                                     303             6,357
================================================================================

COMPUTER HARDWARE--2.46%

Dell Inc.(a)                                               750            27,090
================================================================================

CONSUMER FINANCE--1.75%

MBNA Corp.                                                 780            19,305
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.82%

Affiliated Computer Services, Inc.-Class A(a)              580            28,379
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                            465            16,424
--------------------------------------------------------------------------------
Paychex, Inc.                                              210             8,173
--------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                               400            11,220
================================================================================
                                                                          64,196
================================================================================

DEPARTMENT STORES--1.12%

Kohl's Corp.(a)                                            221            12,391
================================================================================

DIVERSIFIED BANKS--2.03%

Bank of America Corp.                                       80             6,058
--------------------------------------------------------------------------------
Wells Fargo & Co.                                          290            16,333
================================================================================
                                                                          22,391
================================================================================

DIVERSIFIED CHEMICALS--0.88%

E. I. du Pont de Nemours & Co.                             240             9,696
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
DRUG RETAIL--1.64%

Walgreen Co.                                               520        $   18,106
================================================================================

ELECTRIC UTILITIES--1.50%

FPL Group, Inc.                                            260            16,572
================================================================================

GENERAL MERCHANDISE STORES--0.54%

Target Corp.                                               150             5,961
================================================================================

HEALTH CARE DISTRIBUTORS--1.75%

Cardinal Health, Inc.                                      325            19,285
================================================================================

HEALTH CARE EQUIPMENT--2.27%

Biomet, Inc.                                               380            13,627
--------------------------------------------------------------------------------
Medtronic, Inc.                                            250            11,393
================================================================================
                                                                          25,020
================================================================================

HEALTH CARE FACILITIES--0.56%

HCA Inc.                                                   160             6,120
================================================================================

HEALTH CARE SERVICES--2.15%

Express Scripts, Inc.(a)                                   420            23,066
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                             18               598
================================================================================
                                                                          23,664
================================================================================

HOME ENTERTAINMENT SOFTWARE--0.36%

Electronic Arts Inc.(a)                                     40             3,962
================================================================================

HOME IMPROVEMENT RETAIL--1.50%

Lowe's Cos., Inc.                                          280            16,500
================================================================================

HOUSEHOLD PRODUCTS--3.06%

Colgate-Palmolive Co.                                      320            17,021
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                 170            16,709
================================================================================
                                                                          33,730
================================================================================

HYPERMARKETS & SUPER CENTERS--2.51%

Wal-Mart Stores, Inc.                                      470            27,707
================================================================================

INDUSTRIAL CONGLOMERATES--2.75%

3M Co.                                                      60             4,732
--------------------------------------------------------------------------------
General Electric Co.                                       880            25,529
================================================================================
                                                                          30,261
================================================================================

INDUSTRIAL GASES--0.62%

Air Products & Chemicals, Inc.                             150             6,812
================================================================================

INDUSTRIAL MACHINERY--0.60%

Danaher Corp.                                               80             6,628
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS--1.20%

Marsh & McLennan Cos., Inc.                                310        $   13,253
================================================================================

INTEGRATED OIL & GAS--3.70%

ChevronTexaco Corp.                                        130             9,659
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          850            31,093
================================================================================
                                                                          40,752
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.65%

SBC Communications Inc.                                  1,020            24,460
--------------------------------------------------------------------------------
Verizon Communications Inc.                                470            15,792
================================================================================
                                                                          40,252
================================================================================

LIFE & HEALTH INSURANCE--2.68%

AFLAC Inc.                                                 810            29,549
================================================================================

MANAGED HEALTH CARE--0.83%

UnitedHealth Group Inc.                                    180             9,158
================================================================================

MOTORCYCLE MANUFACTURERS--1.63%

Harley-Davidson, Inc.                                      380            18,016
================================================================================

MOVIES & ENTERTAINMENT--1.69%

Viacom Inc.-Class B                                        190             7,575
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                      490            11,094
================================================================================
                                                                          18,669
================================================================================

MULTI-LINE INSURANCE--2.65%

American International Group, Inc.                         480            29,198
================================================================================

OIL & GAS DRILLING--0.51%

Nabors Industries, Ltd. (Bermuda)(a)                       150             5,670
================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.38%

Weatherford International Ltd. (Bermuda)(a)                120             4,170
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.28%

Citigroup Inc.                                             530            25,122
================================================================================

PERSONAL PRODUCTS--0.93%

Gillette Co. (The)                                         320            10,208
================================================================================

PHARMACEUTICALS--8.89%

Bristol-Myers Squibb Co.                                   290             7,357
--------------------------------------------------------------------------------
Johnson & Johnson                                          600            30,198
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                          130             8,661
--------------------------------------------------------------------------------
Merck & Co. Inc.                                           150             6,638
--------------------------------------------------------------------------------
Pfizer Inc.                                              1,430            45,188
================================================================================
                                                                          98,042
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--1.90%

Ambac Financial Group, Inc.                                150        $   10,611
--------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class B(a)                           4            10,370
================================================================================
                                                                          20,981
================================================================================

REGIONAL BANKS--3.86%

Fifth Third Bancorp                                        300            17,388
--------------------------------------------------------------------------------
Synovus Financial Corp.                                    910            25,116
================================================================================
                                                                          42,504
================================================================================

RESTAURANTS--4.29%

Brinker International, Inc.(a)                             690            21,963
--------------------------------------------------------------------------------
Starbucks Corp.(a)                                         240             7,584
--------------------------------------------------------------------------------
Wendy's International, Inc.                                480            17,784
================================================================================
                                                                          47,331
================================================================================

SOFT DRINKS--1.68%

Coca-Cola Co. (The)                                        400            18,560
================================================================================

SYSTEMS SOFTWARE--3.75%

Microsoft Corp.                                          1,580            41,317
================================================================================

TECHNOLOGY DISTRIBUTORS--2.07%

CDW Corp.                                                  380            22,819
================================================================================

THRIFTS & MORTGAGE FINANCE--1.76%

Fannie Mae                                                 270            19,356
================================================================================

TOBACCO--2.78%

Altria Group, Inc.                                         660            30,690
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.57%

Fastenal Co.                                               140             6,226
================================================================================
Total Common Stocks (Cost $977,921)                                    1,061,350
================================================================================
TOTAL INVESTMENTS--96.27%  (Cost $977,921)                             1,061,350
================================================================================
OTHER ASSETS LESS LIABILITIES--3.73%                                      41,155
================================================================================
NET ASSETS--100.00%                                                   $1,102,505
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

AIM U.S. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2003

ASSETS:

Investments, at market value (cost $977,921)                        $ 1,061,350
--------------------------------------------------------------------------------
Cash                                                                     50,631
--------------------------------------------------------------------------------
Receivables for:
     Investments sold                                                    12,161
--------------------------------------------------------------------------------
     Dividends                                                            1,630
--------------------------------------------------------------------------------
     Amount due from advisor                                             16,483
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                 3,462
--------------------------------------------------------------------------------
Other assets                                                                116
================================================================================
       Total assets                                                   1,145,833
================================================================================

LIABILITIES:

Payables for:
     Investments purchased                                               16,983
--------------------------------------------------------------------------------
     Deferred compensation plan                                           3,462
--------------------------------------------------------------------------------
Accrued trustees' fees                                                      575
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                   6
--------------------------------------------------------------------------------
Accrued operating expenses                                               22,302
================================================================================
       Total liabilities                                                 43,328
================================================================================
Net assets applicable to shares outstanding                         $ 1,102,505
================================================================================

NET ASSETS CONSIST OF:

     Shares of beneficial interest                                  $   997,224
--------------------------------------------------------------------------------
     Undistributed net investment income (loss)                             (18)
--------------------------------------------------------------------------------
     Undistributed net realized gain from
       investment securities                                             21,870
--------------------------------------------------------------------------------
     Unrealized appreciation of investment
       securities                                                        83,429
================================================================================
                                                                    $ 1,102,505
________________________________________________________________________________
================================================================================

NET ASSETS:

Class A                                                             $   440,999
________________________________________________________________________________
================================================================================
Class B                                                             $   330,753
________________________________________________________________________________
================================================================================
Class C                                                             $   330,753
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                                  40,295
________________________________________________________________________________
================================================================================
Class B                                                                  30,222
________________________________________________________________________________
================================================================================
Class C                                                                  30,222
________________________________________________________________________________
================================================================================

Class A:
     Net asset value per share                                      $     10.94
--------------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $10.94 / 94.50%)                         $     11.58
________________________________________________________________________________
================================================================================
Class B:
     Net asset value and offering price per share                   $     10.94
________________________________________________________________________________
================================================================================
Class C:
     Net asset value and offering price per share                   $     10.94
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
Dividends                                                             $  15,079
================================================================================

EXPENSES:

Advisory fees                                                             7,519
--------------------------------------------------------------------------------
Administrative services fees                                             50,000
--------------------------------------------------------------------------------
Custodian fees                                                            1,231
--------------------------------------------------------------------------------
Distribution fees:
     Class A                                                              1,403
--------------------------------------------------------------------------------
     Class B                                                              3,008
--------------------------------------------------------------------------------
     Class C                                                              3,008
--------------------------------------------------------------------------------
Transfer agent fees                                                          77
--------------------------------------------------------------------------------
Trustees' fees                                                            8,828
--------------------------------------------------------------------------------
Professional fees                                                        34,251
--------------------------------------------------------------------------------
Other                                                                     6,975
================================================================================
       Total expenses                                                   116,300
================================================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangements                                           (98,761)
================================================================================
       Net expenses                                                      17,539
================================================================================
Net investment income (loss)                                             (2,460)
================================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                             33,177
--------------------------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                                                  95,453
================================================================================
Net gain from investment securities                                     128,630
================================================================================
Net increase in net assets resulting from operations                  $ 126,170
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2003 AND THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED) THROUGH OCTOBER 31, 2002.


                                                                                                  2003                 2002
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                                                          $    (2,460)         $      (364)
---------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) from investment securities                                        33,177              (11,307)
---------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) of investment securities              95,453              (12,024)
===========================================================================================================================
       Net increase (decrease) in net assets resulting from operations                         126,170              (23,695)
===========================================================================================================================
Distributions to shareholders from net investment income:
     Class A                                                                                    (2,800)                  --
---------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                    (2,100)                  --
---------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                    (2,100)                  --
===========================================================================================================================
     Decrease in net assets resulting from distributions                                        (7,000)                  --
===========================================================================================================================
Share transactions-net:
     Class A                                                                                     2,800              400,010
---------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                     2,100              300,010
---------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                     2,100              300,010
===========================================================================================================================
       Net increase in net assets resulting from share transactions                              7,000            1,000,030
===========================================================================================================================
       Net increase in net assets                                                              126,170              976,335
===========================================================================================================================

NET ASSETS:

     Beginning of year                                                                         976,335                   --
===========================================================================================================================
     End of year (including undistributed net investment income (loss) of
       $(18) and $6,561 for 2003 and 2002, respectively                                    $ 1,102,505          $   976,335
___________________________________________________________________________________________________________________________
===========================================================================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently closed to new investors.

     The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 1.75%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $7,519 and reimbursed expenses of $82,945.

     The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

     The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $44 for such services.

     The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Voluntary fee waivers may be modified or discontinued at any time. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively after AIM Distributors waived plan fees of $1,403, $3,008 and $3,008, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3 -- EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $867 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $878.

NOTE 4 -- TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

     During the year ended October 31, 2003, the Fund paid legal fees of $2,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5 -- BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

     Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

     During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

     Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002 was as follows:

                                                         2003               2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income            $    7,000         $       --

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                        $    25,830
----------------------------------------------------------------
Unrealized appreciation - investments                     83,243
----------------------------------------------------------------
Temporary book/tax differences                            (3,792)
----------------------------------------------------------------
Shares of beneficial interest                            997,224
----------------------------------------------------------------
Total net assets                                     $ 1,102,505
================================================================

     The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $379,065 and $405,462, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION) OF
             INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                               $ 108,470
----------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                 (25,227)
================================================================
Net unrealized appreciation of investment
  securities                                          $  83,243
________________________________________________________________
================================================================
Cost of investments for tax purposes is $978,107.

NOTE 8 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of stock issuance cost and non-deductible excise taxes, on October 31, 2003, undistributed net investment income was increased by $2,881 and the shares of beneficial interest decreased by $2,881. This reclassification had no effect on the net assets of the Fund.

NOTE 9 -- SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                               AUGUST 30, 2002
                                                                                               (DATE OPERATIONS
                                                               YEAR ENDED                        COMMENCED) TO
                                                            OCTOBER 31, 2003                   OCTOBER 31, 2002
                                                      ----------------------------       -----------------------------
                                                        SHARES            AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A*                                                    --         $       --          40,001         $  400,010
----------------------------------------------------------------------------------------------------------------------
  Class B*                                                    --                 --          30,001            300,010
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                    --                 --          30,001            300,010
======================================================================================================================
Issued as reinvestment of dividends:
  Class A*                                                   294              2,800              --                 --
----------------------------------------------------------------------------------------------------------------------
  Class B*                                                   221              2,100              --                 --
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                   221              2,100              --                 --
======================================================================================================================
                                                             736         $    7,000         100,003         $1,000,030
______________________________________________________________________________________________________________________
======================================================================================================================

* Currently, the fund is not open to investors and consequently all shares are owned by AIM.

NOTE 10 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the year ended October 31, 2003 and the period August 30, 2002 (date operations commenced) to October 31, 2002.

                                                                                        CLASS A
                                                                             ------------------------------
                                                                                            AUGUST 30, 2002
                                                                                           (DATE OPERATIONS
                                                                              YEAR ENDED     COMMENCED) TO
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                 2003            2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $   9.76              $  10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:

     Net investment income (loss)                                               (0.02)                 0.00
-----------------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)             1.27                 (0.24)
===========================================================================================================
         Total from investment operations                                        1.25                 (0.24)
===========================================================================================================
Less dividends from net investment income                                       (0.07)                   --
===========================================================================================================
Net asset value, end of period                                               $  10.94              $   9.76
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                                 12.92%                (2.40)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $    441              $    391
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                                 1.84%(b)              1.76%(c)
-----------------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                             11.21%(b)             22.45%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income (loss) to average net assets                     (0.25)%(b)            (0.22)%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(d)                                                         39%                    1%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $401,019.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                                                        ------------------------------
                                                                                       AUGUST 30, 2002
                                                                                      (DATE OPERATIONS
                                                                        YEAR ENDED      COMMENCED) TO
                                                                        OCTOBER 31,      OCTOBER 31,
                                                                           2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $     9.76         $    10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss)                                             (0.02)             (0.00)
------------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)           1.27              (0.24)
======================================================================================================
         Total from investment operations                                      1.25              (0.24)
======================================================================================================
Less dividends from net investment income                                     (0.07)                --
======================================================================================================
Net asset value, end of period                                           $    10.94         $     9.76
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                               12.92%             (2.40)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $      331         $      293
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                               1.84%(b)           1.76%(c)
------------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                           11.86%(b)          23.10%(c)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income (loss) to average net assets                   (0.25)%(b)         (0.22)%(c)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(d)                                                       39%                 1%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $300,767.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                                                      -----------------------------
                                                                                    AUGUST 30, 2002
                                                                                   (DATE OPERATIONS
                                                                      YEAR ENDED     COMMENCED) TO
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         2003            2002
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $   9.76          $  10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss)                                           (0.02)            (0.00)
---------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)         1.27             (0.24)
===================================================================================================
         Total from investment operations                                    1.25             (0.24)
===================================================================================================
Less dividends from net investment income                                   (0.07)               --
===================================================================================================
Net asset value, end of period                                           $  10.94          $   9.76
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                                                             12.92%            (2.40)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $    331          $    293
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                             1.84%(b)          1.76%(c)
---------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                         11.86%(b)         23.10%(c)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.25)%(b)        (0.22)%(c)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(d)                                                     39%                1%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $300,767.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 11 -- SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

     On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

     The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from alleged illegal activities; civil penalties; and other relief.

     The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

     AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

     In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts to seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunction relief; disgorgement; equitable relief; interest and the payment of attorneys' fees and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

     At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM U.S. Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM U.S. Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM U.S. Growth Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Equity Funds, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                      WITHHOLDING
      DIRECTORS/MATTER                                VOTES FOR        AUTHORITY
---------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................  983,597,298      14,109,942
      Frank S. Bayley..............................  983,595,385      14,111,855
      James T. Bunch...............................  983,970,384      13,736,856
      Bruce L. Crockett............................  983,967,974      13,739,266
      Albert R. Dowden.............................  983,892,850      13,814,390
      Edward K. Dunn, Jr...........................  983,672,087      14,035,153
      Jack M. Fields...............................  983,987,281      13,719,959
      Carl Frischling..............................  983,352,244      14,354,996
      Robert H. Graham.............................  983,794,290      13,912,950
      Gerald J. Lewis..............................  983,317,525      14,389,715
      Prema Mathai-Davis...........................  983,676,086      14,031,154
      Lewis F. Pennock.............................  983,703,651      14,003,589
      Ruth H. Quigley..............................  983,356,521      14,350,719
      Louis S. Sklar...............................  983,812,619      13,894,621
      Larry Soll, Ph.D.............................  983,820,425      13,886,815
      Mark H. Williamson...........................  983,676,844      14,030,396

* Proposal required approval by a combined vote of all the portfolios of AIM Equity Funds

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Equity Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1988             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services, Inc.,
                                                    (registered transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive Officer,
                                                    AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc. (registered transfer agent); and Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936          2003             Consultant
  Trustee
                                                    Formerly: President and Chief Executive Officer, AMC Cancer
                                                    Research Center; and Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942        2003             Co-President and Founder, Green, Manning & Bunch Ltd.,
  Trustee                                           (investment banking firm); and Director, Policy Studies,
                                                    Inc. and Van Gilder Insurance Corporation
                                                    Formerly: General Counsel and Director, Boettcher & Co.; and
                                                    Chairman and Managing Partner, law firm of Davis, Graham &
                                                    Stubbs
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936         None
  Trustee
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
----------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942       None
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
----------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Equity Funds (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND           TRUSTEE AND/        PRINCIPAL OCCUPATION(S)   OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OR OFFICER SINCE    DURING PAST 5 YEARS       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1988                Partner, law firm of      Cortland Trust, Inc.
  Trustee                                             Kramer Levin Naftalis     (registered
                                                      and Frankel LLP           investment company)
-----------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933      2003                Chairman, Lawsuit         General Chemical
  Trustee                                             Resolution Services       Group, Inc.,
                                                      (San Diego, California)   Wheelabrator
                                                                                Technologies, Inc.
                                                      Formerly: Associate       (waste management
                                                      Justice of the            company), Fisher
                                                      California Court of       Scientific, Inc.,
                                                      Appeals                   Henley Manufacturing,
                                                                                Inc. (laboratory
                                                                                supplies), and
                                                                                California Coastal
                                                                                Properties, Inc.
-----------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950      1998                Formerly: Chief           None
  Trustee                                             Executive Officer, YWCA
                                                      of the USA
-----------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942        1988                Partner, law firm of      None
  Trustee                                             Pennock & Cooper
-----------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935         2001                Retired                   None
  Trustee
-----------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939          1989                Executive Vice            None
  Trustee                                             President, Development
                                                      and Operations Hines
                                                      Interests Limited
                                                      Partnership (real
                                                      estate development
                                                      company)
-----------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942    2003                Retired                   None
  Trustee
-----------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956      2003                Director, Senior Vice     N/A
  Senior Vice President                               President, Secretary
                                                      and General Counsel,
                                                      A I M Management Group
                                                      Inc. (financial
                                                      services holding
                                                      company) and A I M
                                                      Advisors, Inc.; Vice
                                                      President, A I M
                                                      Capital Management,
                                                      Inc., A I M
                                                      Distributors, Inc. and
                                                      AIM Investment
                                                      Services, Inc.; and
                                                      Director, Vice
                                                      President and General
                                                      Counsel, Fund
                                                      Management Company
                                                      Formerly: Senior Vice
                                                      President and General
                                                      Counsel, Liberty
                                                      Financial Companies,
                                                      Inc.; and Senior Vice
                                                      President and General
                                                      Counsel, Liberty Funds
                                                      Group, LLC
-----------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947         1988                Director, Chairman and    N/A
  Senior Vice President                               Director of
                                                      Investments, A I M
                                                      Capital Management,
                                                      Inc.; Director and
                                                      Executive Vice
                                                      President, A I M
                                                      Management Group Inc.;
                                                      Director and Senior
                                                      Vice President, A I M
                                                      Advisors, Inc.; and
                                                      Director, A I M
                                                      Distributors, Inc. and
                                                      AMVESCAP PLC
                                                      Formerly: Chief
                                                      Executive Officer and
                                                      President, A I M
                                                      Capital Management Inc.
-----------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955          2002                Managing Director and     N/A
  Vice President                                      Chief Research
                                                      Officer -- Fixed
                                                      Income, A I M Capital
                                                      Management, Inc.; and
                                                      Vice President, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943         1992                Vice President and        N/A
  Vice President                                      Chief Compliance
                                                      Officer, A I M
                                                      Advisors, Inc. and
                                                      A I M Capital
                                                      Management, Inc.; and
                                                      Vice President, AIM
                                                      Investment Services,
                                                      Inc.
-----------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940      1999                Vice President, A I M     N/A
  Vice President                                      Advisors, Inc., and
                                                      President, Chief
                                                      Executive Officer and
                                                      Chief Investment
                                                      Officer, A I M Capital
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959          1988                Vice President and Fund   N/A
  Vice President and Treasurer                        Treasurer, A I M
                                                      Advisors, Inc.
-----------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney, Suite 1200
                                Houston, TX 77046               Houston, TX 77046-1173          Houston, TX 77010-4035

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2003, 6.78% is eligible for the dividends received deduction for corporations.

             DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund       AIM Short Term Bond Fund
AIM Diversified Dividend Fund(1)            AIM International Growth Fund                AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                             AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                AIM Global Health Care Fund                  AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                         AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund       AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                      INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund
AM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

   A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.





                                                  AIMinvestments.com    USG-AR-1

                                                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--
--------------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash          [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Investments   Management              --Servicemark--
                                  Plans     Accounts

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) As of December 18, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds (the "Company"), including the Principal Executive Officer (PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Company's disclosure controls and procedures, as that term in defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of December 18, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-C SR is recorded, processed, summarized and reported with in the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Company's last fiscal half-year (the Company's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

ITEM 10. EXHIBITS. CODE OF ETHICS.

(a)(1)   Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  AIM Equity Funds


By: /s/ ROBERT H. GRAHAM
    -----------------------------------
    Robert H. Graham
    Principal Executive Officer


Date: December 18, 2003
      ---------------------------------


By:   /s/ DANA R. SUTTON
      ---------------------------------
      Dana R. Sutton
      Principal Financial Officer



Date: December 18, 2003
      ---------------------------------

                                  EXHIBIT INDEX


10(a)(1) Code of Ethics

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.